UNAUDITED CONSOLIDATED AND COMBINED CARVE-OUT STATEMENT OF CHANGES MEMBERS' CAPITAL/OWNER'S AND DROPDOWN COMPANIES EQUITY (USD $) In Millions, unless otherwise specified		Total	Dropdown Companies Equity [Member]	Owner's Equity [Member]	Common Units [Member]	Subordinated Units [Member]	Seadrill [Member]	Total before Non-controlling interest [Member]	Non-controlling interest [Member]
Combined/Consolidated balance at Dec. 31, 2011		$ 815.2	$ 22.2	$ 793.0	$ 0	$ 0	$ 0	$ 815.2	$ 0
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income		133.8	(1.6)	135.4	0	0	0	133.8	0
Movement in invested equity		132.5	21.9	110.6	0	0	0	132.5	0
Combined/Consolidated balance at Sep. 30, 2012		1,081.5	42.5	1,039.0	0	0	0	1,081.5	0
Combined/Consolidated balance at Dec. 31, 2012			8.7
Increase (Decrease) in Partners' Capital [Roll Forward]
Allocation of net assets acquired			(76.1)
Combined/Consolidated balance at May. 17, 2013
Combined/Consolidated balance at Dec. 31, 2012		983.6	8.7	0	208.2	89.6	0	306.5	677.1
Increase (Decrease) in Partners' Capital [Roll Forward]
Net income	[1]	183.1	0	0	33.7	22.4	0	56.1	127.0
Elimination of dropdown equity		(8.7)	(8.7)	0	0	0	0	(8.7)	0
Allocation of net assets acquired	[2]	(76.1)		0	(45.7)	(30.4)	0	(76.1)	0
Forgiveness of related party payables		40.5	0	0	24.3	16.2	0	40.5	0
Cash Distributions paid		(107.8)	0	0	(27.2)	(18.1)	0	(45.3)	(62.5)
Combined/Consolidated balance at Sep. 30, 2013		$ 1,014.6	$ 0	$ 0	$ 193.3	$ 79.7	$ 0	$ 273.0	$ 741.6

[1]	The Dropdown Companies’ net loss from January 1 to May 17, 2013 (pre-dropdown) amounted to $1.6 million. The post acquisition net profit (from May 18, 2013 to June 30, 2013) relating to the T-15 in the quarter ended June 30, 2013 was $0.3 million.
[2]	The excess of the purchase consideration of $210.0 million over the $133.9 million book value of assets acquired has been accounted for as an equity distribution of $76.1 million to Seadrill Ltd. in accordance with the accounting rules for reorganization of entities under common control. Refer to Note 1.